Net Income Per Operating Partnership Unit (Detail) - USD ($) $ in Thousands	3 Months Ended								4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Apr. 24, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent										$ 35,346	$ 214,139	$ 165,990	$ 35,346
Numerator:
Net income	$ 68,551	$ 69,923	$ 48,059	$ 58,169	$ 31,723	$ 43,700	$ 43,875	$ 46,692	$ (84,383)	119,729	244,702	165,990	35,346
Numerator:
Net income	68,551	69,923	48,059	58,169	31,723	43,700	43,875	46,692	(84,383)	$ 119,729	$ 244,702	$ 165,990	35,346
Denominator:
Effect of dilutive shares for diluted net income per Operating Partnership unit (in units)										249,331	188,085	183,410
Income from discontinued operations, net of tax (Note 3)										$ 0	$ 30,563	$ 0	0
Stock Compensation Plan
Denominator:
Potentially dilutive shares (in shares)											0
MGP Operating Partnership
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent										119,729	$ 214,139	165,990	35,346
Numerator:
Net income	68,551	69,923	48,059	58,169	31,723	43,700	43,875	46,692	(84,383)	$ 119,729	$ 244,702	$ 165,990	35,346
Denominator:
Basic (in units)										232,181,070	266,131,712	249,451,258
Numerator:
Net income	$ 68,551	$ 69,923	$ 48,059	$ 58,169	$ 31,723	$ 43,700	$ 43,875	$ 46,692	$ (84,383)	$ 119,729	$ 244,702	$ 165,990	35,346
Denominator:
Effect of dilutive shares for diluted net income per Operating Partnership unit (in units)										249,331	188,085	183,410
Weighted average shares for diluted net income per Operating Partnership unit (in units)										232,430,401	266,319,797	249,634,668
Income from discontinued operations, net of tax (Note 3)										$ 0	$ 30,563	$ 0	$ 0